Dividends	6 Months Ended
Jun. 30, 2022
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared were as follows:

	Three months ended June 30
	2022		2021
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$122,636	$0.1808	$105,707	$0.1706
Series A preferred shares	C$ 1,549	$0.3226	C$ 1,549	$0.3226
Series D preferred shares	C$ 1,273	$0.3182	C$ 1,273	$0.3182
Dividends (continued)

	Six months ended June 30
	2022		2021
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$238,209	$0.3514	$200,322	$0.3257
Series A preferred shares	C$ 3,097	$0.6453	C$ 3,097	$0.6453
Series D preferred shares	C$ 2,546	$0.6364	C$ 2,546	$0.6364